Revenue from Contracts with Customers - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Remaining performance obligations	$ 13.6
Revenue recognized	11.6	$ 8.7	$ 6.3
Consoles Product | Operating Lease Arrangements
Revenue from operating lease arrangements	$ 0.2	$ 0.3	$ 2.0